Commitments (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Other Commitments

The Group’s other commitments are as follows:

	Commitments under finance leases		Commitments under operating leases
	2018	2017	2018	2017
	US$M	US$M	US$M	US$M
Due not later than one year	127	135	388	420
Due later than one year and not later than five years	448	475	785	672
Due later than five years	590	705	839	660

Total	1,165	1,315	2,012	1,752

Future financing liability	(363)	(418)
Right to reimbursement from joint operations partner	–	–

Finance lease liability	802	897